Secured Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Secured credit facility and long-term debt

	December 31, 2011	December 31, 2010
Revolving credit facility	$—	$—
Other	4.7	13.1
Total	4.7	13.1
Less — Current portion	(1.3)	(1.3)
Long-term secured debt	$3.4	$11.8